Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2024
Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Cost	Land and building	Machinery	Motor vehicles	Office equipment and furniture	Computer software	Total
Balance, July 1, 2022	$630,000	$408,358	$579,032	$266,364	$193,774	$2,077,528
Additions	-	77,259	-	15,576	-	92,835
Disposals	-	-	-	(12,259)	(99,442)	(111,701)
Foreign currency translation impact	-	-	-	(2,406)	(817)	(3,223)
Balance, June 30, 2023	$630,000	$485,617	$579,032	$267,275	$93,515	$2,055,439
Additions	-	1,023	-	136,171	-	137,194
Disposals	-	-	(110,838)	(30,709)	-	(141,547)
Reclassifed among asset groups	-	(18,296)	18,296	-	-	-
Reclassifed to mineral property interests	-	(10,685)	-	-	-	(10,685)
Foreign currency translation impact	-	-	-	(3,209)	(3,054)	(6,263)
Balance, June 30, 2024	$630,000	$457,659	$486,490	$369,528	$90,461	$2,034,138

Accumulated depreciation and amortization
Balance, July 1, 2022	$-	$(113,640)	$(198,572)	$(156,000)	$(146,468)	$(614,680)
Depreciation	-	(57,272)	(98,338)	(35,170)	(22,751)	(213,531)
Disposals	-	-	-	12,259	99,442	111,701
Foreign currency translation impact	-	-	-	1,627	(717)	910
Balance, June 30, 2023	$-	$(170,912)	$(296,910)	$(177,284)	$(70,494)	$(715,600)
Depreciation	-	(60,682)	(94,549)	(46,349)	(11,711)	(213,291)
Disposals	-	-	110,837	23,352	-	134,189
Foreign currency translation impact	-	-	-	2,676	2,418	5,094
Balance, June 30, 2024	$-	$(231,594)	$(280,622)	$(197,605)	$(79,787)	$(789,608)

Carrying amount
Balance, June 30, 2023	$630,000	$314,705	$282,122	$89,991	$23,021	$1,339,839
Balance, June 30, 2024	$630,000	$226,065	$205,868	$171,923	$10,674	$1,244,530